Consolidated Net Sales by Product Categories (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Power Tools USD ($)	Mar. 31, 2012 Power Tools JPY (¥)	Mar. 31, 2011 Power Tools JPY (¥)	Mar. 31, 2010 Power Tools JPY (¥)	Mar. 31, 2012 Gardening Equipments, Household and Other Products USD ($)	Mar. 31, 2012 Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2011 Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2010 Gardening Equipments, Household and Other Products JPY (¥)	Mar. 31, 2012 Parts, Repairs and Accessories USD ($)	Mar. 31, 2012 Parts, Repairs and Accessories JPY (¥)	Mar. 31, 2011 Parts, Repairs and Accessories JPY (¥)	Mar. 31, 2010 Parts, Repairs and Accessories JPY (¥)
Revenue from External Customer [Line Items]
NET SALES	$ 3,606,232	¥ 295,711,000	¥ 272,630,000	¥ 245,823,000	$ 2,600,903	¥ 213,274,000	¥ 195,952,000	¥ 173,998,000	$ 485,695	¥ 39,827,000	¥ 37,145,000	¥ 34,145,000	$ 519,634	¥ 42,610,000	¥ 39,533,000	¥ 37,680,000
Percentage of net sales	100.00%	100.00%	100.00%	100.00%	72.10%	72.10%	71.90%	70.80%	13.50%	13.50%	13.60%	13.90%	14.40%	14.40%	14.50%	15.30%